Money Market Portfolio Performance Management - Portfolio [Member] - Money Market Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Returns
Performance Narrative [Text Block]	The following bar chart and table show the Fund’s historical performance and are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a market index and a relevant peer group average. The Fund’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Fund’s returns, the returns would be lower. Effective January 20, 2021, the Fund changed its investment strategy and changed its designation to a “government” money market fund. Performance for the periods prior to January 20, 2021 is based on the prior investment strategy utilized by the Fund. The Spliced Variable Insurance U.S. Government Money Market Funds Average reflects the performance of the Variable Insurance Money Market Funds Average through January 19, 2021, and the Variable Insurance U.S. Government Money Market Funds Average thereafter. The inception date for the Variable Insurance U.S. Government Money Market Funds Average was October 31, 2019. Index returns are not provided prior to that date. The inception date for the Variable Insurance U.S. Government Money Market Funds Average was October 31, 2019. Index returns are not provided prior to that date. Returns for the Spliced Variable Insurance U.S. Government Money Market Funds Average and the Variable Insurance Money Market Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com.
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show the Fund’s historical performance and are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a market index and a relevant peer group average.
Bar Chart Does Not Reflect Sales Loads [Text]	 The Fund’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Fund’s returns, the returns would be lower. Effective January 20, 2021, the Fund changed its investment strategy and changed its designation to a “government” money market fund. Performance for the periods prior to January 20, 2021 is based on the prior investment strategy utilized by the Fund.
Bar Chart [Heading]	Annual Total Returns — Money Market Portfolio
Bar Chart Closing [Text Block]	During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Availability Website Address [Text]	advisors.vanguard.com
Money Market Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021